Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of intangible assets and accumulated amortization
Intangible assets and the related accumulated amortization were summarized as follows:

	As of December 31, 2019
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Online game licenses	195,903	(128,370)	(50,417)	17,116	2,458
Technology	149,227	(125,350)	(1,473)	22,404	3,219
Platform	76,748	(42,206)	(34,532)	10	1
Customer relationship	49,308	(46,474)	(2,834)	—	—
User base	48,490	(48,490)	—	—	—
Trademarks	22,824	(17,154)	(1,279)	4,391	631
Domain names	4,234	(3,679)	—	555	80
Non-compete agreements	1,610	(1,610)	—	—	—

Total	548,344	(413,333)	(90,535)	44,476	6,389

	As of December 31, 2018
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB
Online game licenses	184,216	(109,230)	(42,730)	32,256
Technology	126,404	(115,358)	—	11,046
Customer relationship	48,623	(45,835)	(2,788)	—
User base	47,717	(47,717)	—	—
Trademarks	21,265	(16,152)	(1,258)	3,855
Platform	75,505	(41,522)	(33,973)	10
Domain names	4,390	(3,136)	—	1,254
Non-compete agreements	1,610	(1,610)	—	—

Total	509,730	(380,560)	(80,749)	48,421

Schedule of future amortization expense	Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years and thereafter is as follows:

	For the y ear ending December 31,
	RMB	US$
2020	13,074	1,877
2021	11,817	1,697
2022	7,427	1,067
2023	6,130	881
2024	1,416	203
Thereafter	4,612	664